Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Provisions And Other Long term Liabilities [Abstract]
Disclosure of other provisions [text block]

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation	Income	Other	Total
At January 1, 2018	38,075	1,452	6,757	46,284
Addition to provision	462	—	1,039	1,501
Recovery of abandonment costs and other	(4,817)	—	(1,099)	(5,916)
Acquisitions	9,738	—	—	9,738
Exchange difference	1,823	—	(46)	1,777
Foreign currency translation	(1,648)	—	—	(1,648)
Amortization	—	(1,005)	—	(1,005)
Unwinding of discount	3,250	—	173	3,423
Unused amounts reversed	—	—	(2,093)	(2,093)
Amounts used during the year	(750)	—	(124)	(874)
Liabilities associated with assets held for sale	(5,816)	—	(2,794)	(8,610)
At December 31, 2018	40,317	447	1,813	42,577
Addition to provision	13,299	2,267	1,867	17,433
Exchange difference	375	(18)	(48)	309
Foreign currency translation	(334)	—	—	(334)
Amortization	—	(429)	—	(429)
Unwinding of discount	3,573	—	77	3,650
Amounts used during the year	(1,117)	—	(27)	(1,144)
At December 31, 2019	56,113	2,267	3,682	62,062